Fair Value Measurements (details) - Changes in Level 3 - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015
Changes in Level 3 fair value category [Roll Forward]
Level 3 fair value category, beginning balance	$ 256	$ 268
Level 3 fair value category, total realized and unrealized investment gains (losses) reported in net realized investment gains	8	3
Level 3 fair value category, total unrealized investment gains (losses) reported in increases (decreases) in other comprehensive income	5	(3)
Level 3 fair value category purchases	123	203
Level 3 fair value category sales	(29)	(9)
Level 3 fair value category settlements/maturities	(66)	(41)
Gross transfers into Level 3	19	21
Gross transfers out of Level 3	(96)	(186)
Level 3 fair value category, ending balance	220	256
Level 3 fair value category, amount of total realized investment gains (losses) for the period included in the consolidated statement of income attributable to changes in the fair value of assets still held at the reporting date	(2)	(1)
Fixed maturities [Member]
Changes in Level 3 fair value category [Roll Forward]
Level 3 fair value category, beginning balance	218	232
Level 3 fair value category, total realized and unrealized investment gains (losses) reported in net realized investment gains	3	1
Level 3 fair value category, total unrealized investment gains (losses) reported in increases (decreases) in other comprehensive income	2	(4)
Level 3 fair value category purchases	123	202
Level 3 fair value category sales	(19)	(7)
Level 3 fair value category settlements/maturities	(66)	(41)
Gross transfers into Level 3	19	21
Gross transfers out of Level 3	(96)	(186)
Level 3 fair value category, ending balance	184	218
Other investments [Member]
Changes in Level 3 fair value category [Roll Forward]
Level 3 fair value category, beginning balance	38	36
Level 3 fair value category, total realized and unrealized investment gains (losses) reported in net realized investment gains	5	2
Level 3 fair value category, total unrealized investment gains (losses) reported in increases (decreases) in other comprehensive income	3	1
Level 3 fair value category purchases		1
Level 3 fair value category sales	(10)	(2)
Level 3 fair value category, ending balance	36	38
Level 3 fair value category, amount of total realized investment gains (losses) for the period included in the consolidated statement of income attributable to changes in the fair value of assets still held at the reporting date	$ (2)	$ (1)